Share-based Payment Expense - Summary of Fair Value Assumptions (Detail) - 2014 Performance Share Plan [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Share Based Compensation Expense [Line Items]
Risk-free interest rate	(0.40%)	(0.53%)	0.25%
Expected volatility	30.10%	21.70%	21.40%